CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
VOYAGE REVENUES:	$ 154,020	$ 112,396	$ 302,887	$ 242,684
EXPENSES:
Voyage expenses	35,248	38,766	69,798	77,774
Vessel operating expenses	37,144	34,922	73,124	71,421
Depreciation and amortization	27,155	25,314	53,243	50,169
General and administrative expenses	5,302	4,914	11,856	10,341
Total expenses	104,849	103,916	208,021	209,705
Operating income	49,171	8,480	94,866	32,979
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 6)	(7,940)	(8,570)	(16,427)	(18,095)
Interest income	65	69	118	114
Other, net	0	270	(3)	(251)
Total other expenses, net	(7,875)	(8,231)	(16,312)	(18,232)
Net income	41,296	249	78,554	14,747
Less: Net (income)/loss attributable to the noncontrolling interest	(10)	(50)	12	19
Net income attributable to Tsakos Energy Navigation Limited	41,286	199	78,566	14,766
Effect of preferred dividends	(3,390)	(2,109)	(5,500)	(4,219)
Net income/(loss) attributable to common stockholders of Tsakos Energy Navigation Limited	$ 37,896	$ (1,910)	$ 73,066	$ 10,547
Earnings/(loss) per share, basic and diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ 0.45	$ (0.02)	$ 0.86	$ 0.14
Weighted average number of shares, basic and diluted	84,712,295	80,135,152	84,712,295	73,427,149